Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue	Note 5 - Revenue
(Amounts in thousands, except share, per share and per unit data)
The Group extracts and sells natural gas, NGLs and oil to a variety of customers and operates most of the wells on behalf of customers and other working interest owners. Additionally, the Group offers gathering and transportation services, as well as asset retirement and other services to third parties. All revenue is generated within the U.S.
The following table reconciles the Group's revenue for the periods presented:

	Six Months Ended	Six Months Ended	Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Natural gas	$435,082	$209,008	$464,600
NGLs	100,745	70,935	150,513
Oil	202,001	56,185	117,146
Total commodity revenue	737,828	336,128	732,259
Midstream	22,200	17,416	32,535
Other(a)	18,037	15,130	30,047
Total revenue	$778,065	$368,674	$794,841
(a)Includes $6,243, $7,776 and $16,305 in third-party plugging revenue and $11,794, $7,354 and $13,742 in other miscellaneous revenue streams for the six months ended June 30, 2025 and 2024, and the year ended December 31, 2024, respectively.
A significant portion of the Group’s trade receivables stem from sales of natural gas, NGLs and oil as well as operational services. These receivables are uncollateralized and typically collected within 30 - 60 days.
For the six months ended June 30, 2025 and 2024, and the year ended December 31, 2024, no single customer accounted for more than 10% of total revenues.